Insurance business - (B) Net investment return on assets held to back insurance and investment contracts and net insurance finance (expense) income arising from insurance and investment contracts (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of analysis of insurance revenue [line items]
Investment property gains (losses)	£ 99	£ 67		£ (87)
Investment return on assets held to back insurance and investment contracts	23,844	16,013	[1]	16,742	[1]
Interest accreted	13,230	12,277	[1]	13,298	[1]
Net finance expense from insurance, participating investment and reinsurance contracts	(15,297)	(10,341)		(11,684)
Movement in third party interests in consolidated funds	(1,954)	(1,059)		(1,109)
Change in non-participating investment contracts	(6,793)	(4,878)		(3,983)
Net finance expense in respect of insurance and investment contracts	(24,044)	(16,278)	[1]	(16,776)	[1]
Net investment return and finance result in respect of insurance and investment contracts	(200)	(265)	[1]	(34)	[1]
Income (expense) from unit-linked and with-profit contracts, variable fee approach	15,009	10,688		10,200
Life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance, participating investment and reinsurance contracts	(15,283)	(10,334)		(11,678)
Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance, participating investment and reinsurance contracts	(14)	(7)		(6)
Liabilities arising from insurance and participating investment contracts
Disclosure of analysis of insurance revenue [line items]
Net gains on other financial instruments mandatorily held at fair value through profit or loss	15,442	10,285		11,253
Foreign exchange	(42)	196		542
Investment property gains (losses)	(4)	(4)		(4)
Net investment return on assets held to back insurance and participating investment contracts	15,396	10,477		11,791
Net investment return on assets held to back third party interests in consolidated funds	2,054	1,105		1,179
Net investment return on assets held to back non-participating investment contracts	6,394	4,431		3,772
Changes in fair value of underlying items of direct participating contracts	(14,943)	(10,844)		(10,293)
Effects of risk mitigation option	174	161		172
Interest accreted	(715)	(846)		(880)
Effect of changes in interest rates and other financial assumptions	64	1,001		(654)
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	69	140		(80)
Net finance expense from insurance and participating investment contracts	(15,351)	(10,388)		(11,735)
Liabilities arising from insurance and participating investment contracts | Life
Disclosure of analysis of insurance revenue [line items]
Net gains on other financial instruments mandatorily held at fair value through profit or loss	15,408	10,247		11,218
Foreign exchange	(42)	196		542
Investment property gains (losses)	(4)	(4)		(4)
Net investment return on assets held to back insurance and participating investment contracts	15,362	10,439		11,756
Changes in fair value of underlying items of direct participating contracts	(14,943)	(10,844)		(10,293)
Effects of risk mitigation option	174	161		172
Interest accreted	(701)	(839)		(874)
Effect of changes in interest rates and other financial assumptions	64	1,001		(654)
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	69	140		(80)
Net finance expense from insurance and participating investment contracts	(15,337)	(10,381)		(11,729)
Liabilities arising from insurance and participating investment contracts | Non-life
Disclosure of analysis of insurance revenue [line items]
Net gains on other financial instruments mandatorily held at fair value through profit or loss	34	38		35
Foreign exchange	0	0		0
Investment property gains (losses)	0	0		0
Net investment return on assets held to back insurance and participating investment contracts	34	38		35
Changes in fair value of underlying items of direct participating contracts	0	0		0
Effects of risk mitigation option	0	0		0
Interest accreted	(14)	(7)		(6)
Effect of changes in interest rates and other financial assumptions	0	0		0
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	0	0		0
Net finance expense from insurance and participating investment contracts	(14)	(7)		(6)
Contracts held with reinsurers
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held	54	47		51
Contracts held with reinsurers | Life
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held	54	47		51
Contracts held with reinsurers | Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held	£ 0	£ 0		£ 0

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.